PGIM Select Real Estate Fund
Schedule of Investments as of July 31, 2026 (unaudited)
Description	Shares	Value
Long-Term Investments 99.2%
Common Stocks
Diversified Real Estate Activities 6.9%
City Developments Ltd. (Singapore)	400,971	$2,452,312
Mitsubishi Estate Co. Ltd. (Japan)	208,694	5,066,502
Mitsui Fudosan Co. Ltd. (Japan)	573,697	5,588,621
Sun Hung Kai Properties Ltd. (Hong Kong)	199,459	3,130,479
UOL Group Ltd. (Singapore)	224,800	1,734,631
		17,972,545
Diversified REITs 4.8%
Essential Properties Realty Trust, Inc.	219,562	6,870,095
LondonMetric Property PLC (United Kingdom)	1,206,924	3,190,632
Stockland (Australia)	865,430	2,590,554
		12,651,281
Health Care Facilities 1.9%
Chartwell Retirement Residences (Canada)UTS	304,365	4,904,665
Health Care REITs 16.4%
Aedifica SA (Belgium)	46,923	3,794,398
American Healthcare REIT, Inc.	142,257	7,909,489
Janus Living, Inc. (Class A Stock)	170,839	5,161,046
National Healthcare Properties, Inc.(a)	242,703	3,710,929
Welltower, Inc.	94,991	22,269,690
		42,845,552
Hotel & Resort REITs 0.8%
Sunstone Hotel Investors, Inc.	169,749	1,997,946
Industrial REITs 18.9%
Americold Realty Trust, Inc.	514,962	7,255,815
CapitaLand Ascendas REIT (Singapore)	1,113,468	2,230,252
First Industrial Realty Trust, Inc.	113,773	7,490,814
Goodman Group (Australia)	370,912	7,721,993
Prologis, Inc.	112,628	16,287,135
Tritax Big Box REIT PLC (United Kingdom)	1,952,295	4,488,558
UI Boustead REIT (Singapore)*	2,551,500	1,591,641
Warehouses De Pauw CVA (Belgium)	90,631	2,332,386
		49,398,594
Internet Services & Infrastructure 2.7%
Csquare, Inc.*(a)	246,021	4,910,579
NEXTDC Ltd. (Australia)*	221,247	2,080,962
		6,991,541
Office REITs 4.9%
BXP, Inc.	91,856	6,440,943
Nippon Building Fund, Inc. (Japan)	7,530	6,351,606
		12,792,549
Real Estate Operating Companies 4.5%
Fastighets AB Balder (Sweden) (Class B Stock)*	616,094	3,372,024
PSP Swiss Property AG (Switzerland)	16,976	3,062,742
Swire Properties Ltd. (Hong Kong)	786,843	2,396,388
TAG Immobilien AG (Germany)	191,231	3,055,751
		11,886,905

PGIM Select Real Estate Fund

PGIM Select Real Estate Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Residential REITs 7.6%
Equity Residential	97,668	$6,490,038
Independence Realty Trust, Inc.	377,620	6,279,821
Mid-America Apartment Communities, Inc.	28,976	3,834,684
Mitsui Fudosan Accommodations Fund, Inc. (Japan)	4,073	3,138,043
		19,742,586
Retail REITs 16.5%
Agree Realty Corp.	88,820	6,910,196
Curbline Properties Corp.	215,820	6,612,725
FrontView REIT, Inc.	152,453	3,100,894
Link REIT (Hong Kong)	558,852	2,785,594
Regency Centers Corp.	58,363	4,685,965
Region Group (Australia)	1,651,956	2,761,827
Simon Property Group, Inc.	42,726	9,800,063
Unibail-Rodamco-Westfield (France)	52,311	6,373,491
		43,030,755
Specialized REITs 13.3%
CubeSmart	92,163	3,821,078
Digital Realty Trust, Inc.	56,369	10,626,684
Equinix, Inc.	6,769	6,899,506
Extra Space Storage, Inc.	40,133	5,941,289
Iron Mountain, Inc.	61,487	7,521,090
		34,809,647

Total Long-Term Investments (cost $210,466,090)		259,024,566

Short-Term Investments 3.6%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.777%)(wb)	1,347,659	1,347,659
PGIM Institutional Money Market Fund (7-day effective yield 3.854%) (cost $8,017,679; includes $8,007,628 of cash collateral for securities on loan)(b)(wb)	8,024,400	8,017,981

Total Short-Term Investments (cost $9,365,338)		9,365,640

TOTAL INVESTMENTS 102.8% (cost $219,831,428)		268,390,206
Liabilities in excess of other assets (2.8)%		(7,397,441)

Net Assets 100.0%		$260,992,765

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,560,578; cash collateral of $8,007,628 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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